Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Schedule of changes in the gross carrying amount of the loans receivable to demonstrate the effects of the changes in the loss allowance

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2023	5,551,986	138,373	108,480	5,798,839

Transfers:
Transfer from Stage 1 to Stage 2	(322,405)	322,405	—	—
Transfer from Stage 1 to Stage 3	(930,149)	—	930,149	—
Transfer from Stage 2 to Stage 1	25	(25)	—	—
Transfer from Stage 2 to Stage 3	—	(121,231)	121,231	—
Net increases (decreases)	4,902,917	(6,344)	(10,717)	4,885,856
Write - offs	—	—	(945,311)	(945,311)
Currency translation differences	84,870	4,755	666	90,291

Gross carrying amount as of December 31, 2023	9,287,244	337,933	204,498	9,829,675

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2024	9,287,244	337,933	204,498	9,829,675

Transfers:
Transfer from Stage 1 to Stage 2	(467,517)	467,517	—	—
Transfer from Stage 1 to Stage 3	(2,101,393)	—	2,101,393	—
Transfer from Stage 2 to Stage 1	2,655	(2,655)	—	—
Transfer from Stage 2 to Stage 3	—	(348,198)	348,198	—
Net increases (decreases)	5,354,258	(61,297)	(218,540)	5,074,421
Write - offs	—	—	(1,565,290)	(1,565,290)
Currency translation differences	(628,531)	(32,231)	(86,727)	(747,489)

Gross carrying amount as of December 31, 2024	11,446,716	361,069	783,532	12,591,317

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2025	11,446,716	361,069	783,532	12,591,317

Transfers:
Transfer from Stage 1 to Stage 2	(635,900)	635,900	—	—
Transfer from Stage 1 to Stage 3	(3,487,616)	—	3,487,616	—
Transfer from Stage 2 to Stage 1	2,366	(2,366)	—	—
Transfer from Stage 2 to Stage 3	—	(209,201)	209,201	—
Transfer from Stage 3 to Stage 2	—	146	(146)	—
Transfer from Stage 3 to Stage 1	4,407	—	(4,407)	—
Net increases (decreases)	4,991,642	(201,313)	(132,344)	4,657,985
Write - offs	—	—	(3,195,994)	(3,195,994)
Currency translation differences	496,297	27,753	167,473	691,523

Gross carrying amount as of December 31, 2025	12,817,912	611,988	1,314,931	14,744,831

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2023	(252,350)	(112,318)	(95,544)	(460,212)

Transfers:
Transfer from Stage 1 to Stage 2	15,201	(15,201)	—	—
Transfer from Stage 1 to Stage 3	50,648	—	(50,648)	—
Transfer from Stage 2 to Stage 1	(16)	16	—	—
Transfer from Stage 2 to Stage 3	—	93,045	(93,045)	—
Net (increases) decreases	(427,451)	(217,500)	(893,519)	(1,538,470)
Write - offs	—	—	945,311	945,311
Changes in ECL measurement	(66,153)	(5,575)	527	(71,201)
Currency translation differences	(20,717)	(2,715)	(1,941)	(25,373)

Loss allowance as of December 31, 2023	(700,838)	(260,248)	(188,859)	(1,149,945)

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2024	(700,838)	(260,248)	(188,859)	(1,149,945)

Transfers:
Transfer from Stage 1 to Stage 2	52,760	(52,760)	—	—
Transfer from Stage 1 to Stage 3	306,068	—	(306,068)	—
Transfer from Stage 2 to Stage 1	(1,827)	1,827	—	—
Transfer from Stage 2 to Stage 3	—	262,730	(262,730)	—
Net (increases) decreases	(781,584)	(242,481)	(1,646,460)	(2,670,525)
Write - offs	—	—	1,565,290	1,565,290
Changes in ECL measurement	(51,290)	10,029	8,398	(32,863)
Currency translation differences	112,006	23,949	107,597	243,552

Loss allowance as of December 31, 2024	(1,064,705)	(256,954)	(722,832)	(2,044,491)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2025	(1,064,705)	(256,954)	(722,832)	(2,044,491)

Transfers:
Transfer from Stage 1 to Stage 2	91,873	(91,873)	—	—
Transfer from Stage 1 to Stage 3	539,983	—	(539,983)	—
Transfer from Stage 2 to Stage 1	(1,725)	1,725	—	—
Transfer from Stage 2 to Stage 3	—	126,614	(126,614)	—
Transfer from Stage 3 to Stage 2	—	(130)	130	—
Transfer from Stage 3 to Stage 1	(3,903)	—	3,903	—
Net (increases) decreases	(803,837)	(216,376)	(2,935,582)	(3,955,795)
Write - offs	—	—	3,195,994	3,195,994
Changes in ECL measurement	(335,957)	19,338	83,780	(232,839)
Currency translation differences	(75,856)	(15,653)	(141,937)	(233,446)

Loss allowance as of December 31, 2025	(1,654,127)	(433,309)	(1,183,141)	(3,270,577)

Schedule of maturity analysis of non-derivative financial liabilities

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2023

Borrowings	7,925,685	913,814	198,610	—	9,038,109
Lease liabilities	522,131	378,920	267,148	86,589	1,254,788
Preferred shares issued by subsidiaries (i)	—	—	16,384,875	1,912,329	18,297,204
Accounts and notes payable	4,594,287	—	—	—	4,594,287
Other financial liabilities	10,493,551	197,643	8,599	54,972	10,754,765

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2024

Borrowings	11,045,619	637,315	195,492	—	11,878,426
Lease liabilities	563,252	330,468	312,368	55,413	1,261,501
Preferred shares issued by subsidiaries (i)	—	268,885	10,514,853	1,940,868	12,724,606
Accounts and notes payable	4,477,990	—	—	—	4,477,990
Other financial liabilities	11,419,633	—	49,094	54,972	11,523,699

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2025

Borrowings	12,595,731	173,766	84,615	—	12,854,112
Lease liabilities	546,347	384,653	362,985	28,529	1,322,514
Preferred shares issued by subsidiaries (i)	262,915	3,914,992	6,366,406	3,084,258	13,628,571
Accounts and notes payable	4,936,984	—	—	—	4,936,984
Other financial liabilities	18,030,341	—	2,860	54,972	18,088,173
(i)

The preferred shares issued by the subsidiaries were presented as current liabilities as described in Note 3.1.12. The holders of preferred shares also have liquidation rights on certain deemed liquidation event, whose likelihood for the occurrence is remote.

Schedule of financial instruments

		As of December 31, 2023
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	3,250,041	—	3,250,041
Treasury investments measured at FVOCI	21	—	8,770	—	8,770
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	51,501	—	1,267,072	1,318,573
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,225,642	1,225,642
Other financial investments measured at FVTPL - Other investments	23	—	—	342,504	342,504
Other financial investments measured at FVOCI - Investments in ordinary shares	24	8,522,105	—	86,586	8,608,691
Other financial investments measured at FVOCI - Debt investments	24	—	1,015,875	—	1,015,875
Current and non-current contingent consideration assets	26	—	—	250,368	250,368
Short-term debt investments measured at FVTPL		—	—	254,501	254,501
Short-term debt investments measured at FVOCI		—	676,209	—	676,209
		8,573,606	4,950,895	3,426,673	16,951,174

Liabilities
Preferred shares issued by subsidiaries	33	—	—	13,846,145	13,846,145
Other current financial liabilities measured at FVTPL	32	—	—	32,971	32,971
Other non-current financial liabilities measured at FVTPL		—	—	173,526	173,526
		—	—	14,052,642	14,052,642

		As of December 31, 2024
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	3,171,720	4,868,032	8,039,752
Treasury investments measured at FVOCI	21	—	9,769	—	9,769
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	176,424	—	1,919,716	2,096,140
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,147,455	1,147,455
Other financial investments measured at FVTPL - Other investments	23	—	—	358,464	358,464
Other financial investments measured at FVOCI - Investments in ordinary shares	24	5,594,762	—	30,000	5,624,762
Current and non-current contingent consideration assets	26	—	—	8,889	8,889
Derivative assets measured at FVTPL		—	122,699	—	122,699
Short-term debt investments measured at FVOCI		—	1,535,897	—	1,535,897
		5,771,186	4,840,085	8,332,556	18,943,827

Liabilities
Preferred shares issued by subsidiaries	33	—	—	10,961,493	10,961,493
Other current financial liabilities measured at FVTPL	32	—	93,174	334,034	427,208
Other non-current financial liabilities measured at FVTPL		—	—	36,632	36,632
		—	93,174	11,332,159	11,425,333

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.1 Fair value hierarchy (Continued)

		As of December 31, 2025
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	870,552	6,724,228	7,594,780
Treasury investments measured at FVOCI	21	—	99,357	—	99,357
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	1,063,570	—	2,430,399	3,493,969
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,705,035	1,705,035
Other financial investments measured at FVTPL - Other investments	23	—	—	290,229	290,229
Other financial investments measured at FVOCI - Investments in ordinary shares	24	5,571,051	—	18,118	5,589,169
Current and non-current contingent consideration assets	26	—	—	10,974	10,974
Derivative assets measured at FVTPL		—	—	3,789	3,789
Short-term equity investment measured at FVTPL		167,594	—	—	167,594
Short-term debt investments measured at FVTPL		—	—	26,517	26,517
Short-term debt instruments measured at FVOCI		—	1,802,743	4,052,269	5,855,012
Long-term debt instruments measured at FVOCI		—	—	547,330	547,330
		6,802,215	2,772,652	15,808,888	25,383,755

Liabilities
Preferred shares issued by subsidiaries	33	—	—	10,678,693	10,678,693
Other current financial liabilities measured at FVTPL	32	—	215,193	936,279	1,151,472
		—	215,193	11,614,972	11,830,165

					Financial
	Financial assets				liabilities
	Investment in
	ordinary
	shares and	Investment in			Derivative
	preferred	ordinary			liabilities and
	shares	shares	Investment in	Others	other
	measured at	measured at	limited	measured	financial
	FVTPL	FVOCI	partnerships	at FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB
As of January 1, 2023	853,934	85,726	1,300,119	685,707	—
Additions	636,709	—	202	397,865	529,116
Disposals/settlements	—	—	(75,555)	(145,517)	—
Changes in fair value	(177,993)	—	(6,995)	(97,936)	(320,618)
Transfer to level 1 financial instruments	(60,402)	—	—	—	—
Currency translation differences	14,824	860	7,871	7,254	(2,001)
As of December 31, 2023	1,267,072	86,586	1,225,642	847,373	206,497

Net unrealized gains (losses) through profit or loss for the year	(177,993)	n/a	(6,995)	(97,936)	4,556

						Financial
	Financial assets					liabilities
	Investment in
	ordinary
	shares and	Investment in				Derivative
	preferred	ordinary		Treasury		liabilities and
	shares	shares	Investment in	investments	Others	other
	measured at	measured at	limited	measured at	measured	financial
	FVTPL	FVOCI	partnerships	FVTPL	at FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2024	1,267,072	86,586	1,225,642	—	847,373	206,497
Additions	551,744	—	1,500	14,265,000	53,576	247,986
Disposals/settlements	—	—	(54,073)	(9,454,911)	(266,394)	(456,098)
Changes in fair value	91,828	(5,000)	(31,439)	57,943	(152,885)	369,454
Transfer to level 1 financial instruments	—	(51,908)	—	—	(115,496)	—
Currency translation differences	9,072	322	5,825	—	1,179	2,827
As of December 31, 2024	1,919,716	30,000	1,147,455	4,868,032	367,353	370,666

Net unrealized gains (losses) through profit or loss for the year	128,580	n/a	(31,577)	54,587	(27,795)	(295,536)

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.3 Fair value measurements using significant unobservable inputs (level 3) (Continued)

							Financial
	Financial assets						liabilities
	Investment in
	ordinary
	shares and	Investment in					Derivative
	preferred	ordinary		Treasury	Loan	Others	liabilities
	shares	shares	Investment in	investments	receivables	measured	and other
	measured at	measured at	limited	measured at	measured at	at	financial
	FVTPL	FVOCI	partnerships	FVTPL	FVOCI	FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2025	1,919,716	30,000	1,147,455	4,868,032	—	367,353	370,666
Additions	550,111	—	620,093	31,622,698	30,035,537	53,403	900,000
Disposals/settlements	—	—	(58,822)	(29,881,408)	(25,260,285)	(27,060)	—
Changes in fair value	(22,773)	(11,882)	10,843	114,906	(175,653)	(62,116)	(333,831)
Currency translation differences	(16,655)	—	(14,534)	—	—	(71)	(556)
As of December 31, 2025	2,430,399	18,118	1,705,035	6,724,228	4,599,599	331,509	936,279

Net unrealized gains (losses) through profit or loss for the year	(22,773)	n/a	(5,816)	38,713	21,901	(62,116)	353

Schedule of quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements except for preferred shares issued by subsidiaries

									Relationship of
					Significant				unobservable
					unobservable				inputs to fair
Description		Fair values			inputs	Range of inputs			values
		As of December 31,				As of December 31,
		2023	2024	2025		2023	2024	2025
	Note	RMB	RMB	RMB
Investments in ordinary shares and preferred shares measured at fair value (i)	23&24	1,353,658	1,949,716	2,448,517	Expected volatility	42.2%-64.9%	27.8%-79.2%	31.6%-83.1%	Depends on rights and restrictions of shares held by the Group
					Discount for lack of marketability (“DLOM”)	4.8%-29.0%	3.8%-29.3%	4.5%-29.1%	The higher the DLOM, the lower the fair value
					Risk-free interest rate	2.1%-4.2%	1.5%-3.8%	1.3%-4.1%	The higher the risk - free rate, the lower the fair value
Treasury investments measured at FVTPL	21	—	4,868,032	6,724,228	Expected rate of return	n/a	1.7%-4.1%	1.3%-2.2%	The higher the expected rate of return, the higher the fair value
Loan receivables measured at FVOCI	26	—	—	4,599,599	Note (ii)	n/a	n/a	Note (ii)	The higher the risk-adjusted discount rate, the lower the fair value
Derivative liabilities and other financial liabilities		206,497	370,666	936,279	Expected volatility	36.1%-46.3%	54.3%-67.2%	72.2%	The higher the expected volatility, the higher the fair value
					Risk-free interest rate	4.4%-5.7%	1.7%-4.4%	1.5%	The higher the risk-free rate, the lower the fair value
					Bond yield rate	n/a	n/a	3.0%	The higher the bond yield rate, the lower the fair value
(i)

If the respective unobservable inputs of investments in ordinary shares and preferred shares measured at FVTPL held by the Group had been 5% higher or lower, the profit before income tax for the year ended December 31, 2025 would have been approximately RMB17,429 lower or RMB17,494 higher (the profit before income tax for the year ended December 31, 2024 would have been approximately RMB17,943 lower or RMB17,927 higher; the loss before income tax for the year ended December 31, 2023 would have been RMB13,355 higher or RMB13,354 lower).

(ii)

For loan receivables at fair value through other comprehensive income, the fair values are determined based on discounted cash flow model using unobservable discount rates that reflect credit risk and market risk.

Schedule of key assumptions used for preferred shares issued by subsidiaries

	As of December 31,
	2023	2024	2025
Voyager Group Inc.
Risk-free interest rate	3.9%	4.4%	3.8%
DLOM	12.5%	13.0%	12.8%
Expected volatility	53.5%	54.4%	54.0%
Soda Technology Inc.
Risk-free interest rate	4.1%	4.2%	3.6%
DLOM	6.9%	5.7%	3.1%
Expected volatility	39.2%	41.2%	38.3%
City Puzzle Holding Limited
Risk-free interest rate	4.2%	4.3%	3.6%
DLOM	6.7%	10.3%	8.5%
Expected volatility	41.3%	48.5%	44.4%
Xiaoju Technology Holdings (CAY) Co.
Risk-free interest rate	—	—	3.8%
DLOM	—	—	14.0%
Expected volatility	—	—	61.9%